The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204

October 10, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

The Trust is hereby filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 14 (“PEA No. 13”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (Amendment No. 16 to the Trust’s registration statement under the Investment Company Act of 1940). The purpose of PEA No. 14 is to register the Harrison Street Infrastructure Active ETF as a new and separate series of the Trust.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey
Jonathan Massey
SVP of Legal Services
Tidal Investments LLC